UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4337

EAGLE CASH TRUST
(Formerly: Heritage Cash Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments

Eagle Cash Trust -- Money Market Fund
Investment Portfolio
November 30, 2009
(unaudited)

	Principal
	amount		% of net
Commercial paper - 83.9%	(in thousands)	Value	assets
Domestic - 49.7%
Banks - 11.5%
Bank of America Corporation, 0.13%, 12/02/09	$ 5,000	$ 4,999,982	0.3%
Bank of America Corporation, 0.19%, 12/29/09	15,000	14,997,783	1.0%
Bank of America Corporation, 0.19%, 01/08/10	14,360	14,357,120	0.9%
J.P. Morgan Chase & Company, Inc., 0.10%, 12/03/09	9,000	8,999,950	0.6%
J.P. Morgan Chase & Company, Inc., 0.17%, 12/04/09	15,000	14,999,788	1.0%
J.P. Morgan Chase & Company, Inc., 0.18%, 01/11/10	10,000	9,997,950	0.6%
J.P. Morgan Chase & Company, Inc., 0.16%, 01/12/10	40,000	39,992,533	2.6%
State Street Corporation, 0.18%, 12/04/09	20,000	19,999,700	1.3%
State Street Corporation, 0.15%, 12/23/09	25,000	24,997,708	1.6%
State Street Corporation, 0.17%, 01/06/10	25,000	24,995,750	1.6%
Beverages - 4.0%
The Coca-Cola Company, 0.12%, 12/18/09 (a)	18,335	18,333,961	1.2%
The Coca-Cola Company, 0.13%, 12/18/09 (a)	14,000	13,999,141	0.9%
The Coca-Cola Company, 0.10%, 01/07/10 (a)	20,000	19,997,944	1.3%
The Coca-Cola Company, 0.14%, 02/02/10 (a)	10,000	9,997,550	0.6%
Cosmetics/Personal care - 2.0%
Colgate-Palmolive Company, 0.08%, 12/08/09 (a)	15,000	14,999,767	1.0%
Colgate-Palmolive Company, 0.08%, 12/15/09 (a)	15,000	14,999,530	1.0%
Electronic components & equipment - 1.6%
Emerson Electric Company, 0.11%, 01/11/10 (a)	25,000	24,996,868	1.6%
Healthcare products - 2.6%
Johnson & Johnson, 0.08%, 01/08/10 (a)	30,000	29,997,467	2.0%
Johnson & Johnson, 0.08%, 01/11/10 (a)	10,000	9,999,089	0.6%
Office/business equipment - 0.9%
Pitney Bowes, Inc., 0.11%, 12/21/09 (a)	14,000	13,999,144	0.9%
Oil & gas - 6.8%
Chevron Funding Corporation, 0.14%, 12/03/09	30,000	29,999,767	2.0%
Chevron Funding Corporation, 0.13%, 12/14/09	10,000	9,999,531	0.7%
Chevron Funding Corporation, 0.11%, 01/07/10	7,000	6,999,209	0.5%
Shell International Finance BV, 0.09%, 12/14/09 (a)	25,000	24,999,188	1.6%
Shell International Finance BV, 0.07%, 12/21/09 (a)	16,000	15,999,378	1.0%
Shell International Finance BV, 0.06%, 12/30/09 (a)	15,000	14,999,275	1.0%
Pharmaceuticals - 9.8%
Abbott Laboratories, 0.10%, 12/07/09 (a)	21,000	20,999,650	1.4%
Abbott Laboratories, 0.13%, 12/16/09 (a)	15,000	14,999,188	1.0%
Abbott Laboratories, 0.14%, 12/28/09 (a)	20,700	20,697,826	1.3%
Abbott Laboratories, 0.14%, 01/08/10 (a)	13,000	12,998,079	0.8%
Eli Lilly & Company, 0.09%, 12/08/09 (a)	10,000	9,999,825	0.7%
Merck & Company, Inc., 0.14%, 12/14/09 (a)	50,000	49,997,472	3.3%
Merck & Company, Inc., 0.14%, 12/15/09 (a)	20,000	19,998,911	1.3%
Retail - 4.2%
Wal-Mart Stores Inc., 0.11%, 12/07/09 (a)	8,000	7,999,853	0.5%
Wal-Mart Stores Inc., 0.12%, 12/07/09 (a)	15,000	14,999,700	1.0%
Wal-Mart Stores Inc., 0.10%, 12/08/09 (a)	10,000	9,999,806	0.7%
Wal-Mart Stores Inc., 0.11%, 12/08/09 (a)	15,000	14,999,679	1.0%
Wal-Mart Stores Inc., 0.09%, 12/16/09 (a)	15,000	14,999,438	1.0%
Software - 4.3%
ADP Tax Services Inc., 0.12%, 12/01/09 (a)	66,000	66,000,000	4.3%
Transportation - 2.0%
United Parcel Service, 0.07%, 01/04/10 (a)	30,000	29,998,017	2.0%
Total domestic commercial paper (cost $761,342,517)		761,342,517	49.7%
Foreign - 34.2% (b)
Banks - 19.1%
Deutsche Bank Financial Inc., 0.12%, 12/01/09	30,000	30,000,000	2.0%
Deutsche Bank Financial Inc., 0.14%, 12/04/09	25,000	24,999,708	1.6%
Deutsche Bank Financial Inc., 0.14%, 12/09/09	10,000	9,999,689	0.6%
Deutsche Bank Financial Inc., 0.20%, 01/20/10	9,000	8,997,500	0.6%
KFW International Finance, 0.14%, 12/17/09 (a)	20,000	19,998,756	1.3%
KFW International Finance, 0.15%, 12/17/09 (a)	30,000	29,998,000	2.0%
KFW International Finance, 0.18%, 01/20/10 (a)	12,000	11,997,000	0.8%
KFW International Finance, 0.17%, 01/21/10 (a)	11,000	10,997,351	0.7%
Rabobank USA Financial Corporation, 0.14%, 12/08/09	14,033	14,032,618	0.9%
Rabobank USA Financial Corporation, 0.21%, 12/15/09	30,000	29,997,550	2.0%
Rabobank USA Financial Corporation, 0.13%, 01/22/10	30,000	29,994,367	2.0%
Societe Generale North America, 0.16%, 12/01/09	70,000	70,000,000	4.6%
Financial services - 9.3%
Siemens Capital Corporation, 0.10%, 12/10/09 (a)	25,000	24,999,375	1.6%
Siemens Capital Corporation, 0.10%, 12/14/09 (a)	28,000	27,998,989	1.8%
Siemens Capital Corporation, 0.13%, 12/22/09 (a)	22,000	21,998,332	1.4%
Toyota Motor Credit Corporation, 0.16%, 01/04/10	25,000	24,996,222	1.6%
Toyota Motor Credit Corporation, 0.16%, 01/05/10	20,000	19,996,889	1.3%
Toyota Motor Credit Corporation, 0.16%, 01/06/10	25,000	24,996,000	1.6%
Food - 1.0%
Nestle Capital Corporation, 0.12%, 02/02/10 (a)	15,000	14,996,850	1.0%
Pharmaceuticals - 4.8%
GlaxoSmithKline Finance PLC, 0.12%, 12/16/09 (a)	59,000	58,997,050	3.8%
GlaxoSmithKline Finance PLC, 0.11%, 12/23/09 (a)	15,000	14,998,992	1.0%
Total foreign commercial paper (cost $524,991,238)		524,991,238	34.2%
Total commercial paper (cost $1,286,333,755)		1,286,333,755	83.9%
U.S. Government-sponsored enterprise obligations - 10.6%
Fannie Mae, 0.17%, 12/17/09	43,000	42,996,751	2.8%
Fannie Mae, 0.18%, 01/19/10	16,700	16,695,908	1.1%
Fannie Mae, 0.09%, 01/20/10	20,000	19,997,500	1.3%
Fannie Mae, 0.20%, 03/10/10	14,900	14,892,010	0.9%
Fannie Mae, 0.28%, 06/11/10	5,825	5,816,301	0.4%
Freddie Mac, 0.17%, 01/05/10	22,500	22,496,281	1.5%
Freddie Mac, 0.21%, 03/22/10	40,000	39,974,100	2.6%
Total U.S. Government-sponsored enterprise
obligations (cost $162,868,851)		162,868,851	10.6%
U.S. Treasuries - 2.9%
United States Treasury Bill, 0.40%, 09/23/10	10,000	9,967,481	0.7%
United States Treasury Note, 2.63%, 05/31/10	14,000	14,163,521	0.9%
United States Treasury Note, 2.00%, 09/30/10	19,500	19,754,884	1.3%
Total U.S. Treasuries (cost $43,885,886)		43,885,886	2.9%
Banker's acceptances - 2.6%
Bank of America Corporation, 0.45%, 04/02/10	14,250	14,228,269	0.9%
Bank of America Corporation, 0.43%, 04/05/10	25,000	24,962,674	1.7%
Total U.S. Treasuries (cost $39,190,943)		39,190,943	2.6%
Total investment portfolio excluding
repurchase agreement (cost $1,532,279,435)		1,532,279,435	100.0%
Repurchase agreement - 0.1%
Repurchase agreement with Fixed Income
Clearing Corporation, dated November 30, 2009 @
0.02% to be repurchased at $1,640,001 on
December 1, 2009, collateralized by
$1,740,000 United States Treasury Notes,
2.75% due February 15, 2019,
(market value $1,695,460 including interest)
(cost $1,640,000)		1,640,000	0.10%
Total investment portfolio (cost $1,533,919,435) (c)		1,533,919,435	100.1%
Other assets and liabilities, net,		(1,193,329)	-0.1%
Net assets		$ 1,532,726,106	100.0%

(a) Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other
"accredited investors." At November 30, 2009, the aggregate value of these securities was $772,986,441 or 50.4% of the net assets of the fund. (b) Securities are U.S. dollar denominated. (c) The aggregate identified cost for federal income tax purposes is the same.

Eagle Cash Trust -- Municipal Money Market Fund
Investment Portfolio
November 30, 2009
(unaudited)

	Principal
	amount		% of net
Notes, bonds & variable rate demand notes - 98.1% (a)	(in thousands)	Value	assets
Alabama - 0.3%
Infirmary Health System Special Care Facilities Financing Authority, 0.22%, HRB, Gulf Health Hospitals Inc. Project, Series 06A, 12/02/09, LOC: Bank of Nova Scotia (b)	$ 1,500	$ 1,500,000	0.1%
Pell City Special Care Facilities, 0.25%, HRB, Noland Health Services Inc. Project, Series A, 12/03/09, LOC: U.S. Bank, N.A. (b)	2,350	2,350,000	0.2%
Arizona - 1.5%
Arizona Board of Regents, 0.19%, HEB, Arizona State University Project, Series A, 12/02/09, LOC: Lloyds TSB Bank (b)	2,400	2,400,000	0.2%
Arizona Health Facilities Authority, 0.27%, HRB, Banner Health Project, Series C, 12/02/09, LOC: Scotia Bank (b)	6,870	6,870,000	0.5%
Scottsdale Industrial Development Authority, 0.30%, EFRB, Notre Dame Prep School Project, Series 01A, 12/03/09, LOC: Bank One, N.A. (b)	4,220	4,220,000	0.3%
Yavapai County Industrial Development Authority, 0.25%, HRB, Northern Arizona Healthcare Project, Series B, 12/03/09, LOC: Banco Bilbao Vizcaya (b)	2,200	2,200,000	0.2%
Yavapai County Industrial Development Authority, 0.25%, HRB, Yavapai Regional Medical Center Project, Series A, 12/03/09, LOC: UBS AG (b)	3,800	3,800,000	0.3%
California - 0.6%
Abag Finance Authority for Nonprofit Corporations, 0.22%, EFRB, Marin Country Day School Project, 12/03/09, LOC: U.S. Bank, N.A. (b)	1,115	1,115,000	0.1%
California Infrastructure & Economic Development Bank, 0.21%, Pacific Gas & Electric Company Project, Series B, 12/01/09, LOC: Wells Fargo Bank, N.A. (b)	900	900,000	0.1%
California Statewide Communities Development Authority, 0.21%, MFHRB, Foxwood Apartments Project, Series J, 12/03/09, LOC: Wells Fargo Bank, N.A. (b)	2,875	2,875,000	0.2%
Golden State Tobacco Securitization Corporation, 5.38%, Series B, 06/01/10	2,000	2,049,174	0.2%
Colorado - 5.7%
Aurora, 0.21%, HRB, The Children's Hospital Project, Series C, 12/03/09, LOC: Wells Fargo Bank, N.A. (b)	140	140,000	0.0%
Broomfield Urban Renewal Authority, 0.25%, IDRB, Broomfield Event Center Project, Series 05, 12/03/09, LOC: BNP Paribas (b)	4,100	4,100,000	0.3%
Colorado Educational & Cultural Facilities Authority, 0.24%, EFRB, National Jewish Federation Project, Series B-2, 12/01/09, LOC: TD Bank, N.A. (b)	10,300	10,300,000	0.8%
Colorado Educational & Cultural Facilities Authority, 0.24%, EFRB, National Jewish Federation Project, Series B-3, 12/01/09, LOC: TD Bank, N.A. (b)	8,880	8,880,000	0.7%
Colorado Educational & Cultural Facilities Authority, 0.24%, EFRB, National Jewish Federation Project, Series B-4, 12/01/09, LOC: TD Bank, N.A. (b)	10,000	10,000,000	0.8%
Colorado Educational & Cultural Facilities Authority, 0.24%, EFRB, National Jewish Federation Project, Series F-1, 12/01/09, LOC: Northern Trust Company (b)	9,400	9,400,000	0.7%
Colorado Educational & Cultural Facilities Authority, 0.24%, National Jewish Federation Project, Series 07C-5, 12/01/09, LOC: U.S. Bank, N.A. (b)	2,400	2,400,000	0.2%
Colorado Educational & Cultural Facilities Authority, 0.24%, National Jewish Federation Project, Series D-1, 12/01/09, LOC: J.P. Morgan Chase Bank (b)	500	500,000	0.0%
Colorado Educational & Cultural Facilities Authority, 0.24%, National Jewish Federation Project, Series D-2, 12/01/09, LOC: J.P. Morgan Chase Bank (b)	4,200	4,200,000	0.3%
Colorado Health Facilities Authority, 0.27%, HRB, Exempla Inc. Project, Series 02B, 12/03/09, LOC: U.S. Bank, N.A. (b)	2,235	2,235,000	0.2%
Colorado Health Facilities Authority, 0.25%, HRB, National Jewish Medical & Research Center Project, 12/03/09, LOC: J.P. Morgan Chase Bank (b)	10,300	10,300,000	0.8%
Denver Urban Renewal Authority, 0.25%, Stapleton Project, Series 08A-2, 12/03/09, LOC: U.S. Bank, N.A. (b)	5,000	5,000,000	0.4%
Denver Urban Renewal Authority, 0.25%, Stapleton Project, Series A-1, 12/03/09, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.3%
Traer Creek Metropolitan District, 0.35%, Eagle County Project, Series 02, 12/02/09, LOC: BNP Paribas (b)	2,300	2,300,000	0.2%
Delaware - 0.3%
Delaware River & Bay Authority, 0.20%, Transportation Revenue Bond, Series 08, 12/02/09, LOC: TD Bank, N.A. (b)	3,800	3,800,000	0.3%
District of Columbia - 0.9%
District of Columbia, 0.30%, AARP Foundation Project, Series 04, 12/03/09, LOC: Bank of America, N.A. (b)	1,100	1,100,000	0.1%
District of Columbia, 0.28%, The Washington Center for Internships Project, 12/03/09, LOC: Branch Banking & Trust (b)	3,100	3,100,000	0.2%
District of Columbia, 0.26%, Washington Drama Society Project, Series 08, 12/03/09, LOC: J.P. Morgan Chase Bank (b)	7,400	7,400,000	0.6%
Florida - 7.3%
Dade County Industrial Development Authority, 0.27%, IDRB, Dolphins Stadium Project, Series B, 12/02/09, LOC: Societe Generale (b)	1,700	1,700,000	0.1%
Florida Keys Aqueduct Authority, 0.21%, 12/02/09, LOC: TD Bank, N.A. (b)	10,500	10,500,000	0.8%
Highlands County Health Facilities Authority, 0.24%, HRB, Adventist Health System/Sunbelt Healthcare Project, Series F, 12/03/09, LOC: FHLB (b)	13,000	13,000,000	1.0%
JEA District Energy Systems, 0.20%, Series 04A, 12/03/09, LOC: State Street Bank & Trust Co. (b)	29,520	29,520,000	2.2%
Leesburg, 0.25%, HRB, The Villages Regional Hospital Project, Series B, 12/03/09, LOC: Scotia Bank (b)	6,000	6,000,000	0.5%
Marion County Industrial Development Authority, 0.24%, HRB, Hospice of Marion County Project, 12/03/09, LOC: Wachovia Bank, N.A. (b)	8,040	8,040,000	0.6%
Palm Beach County, 0.30%, EFRB, St. Andrew's School Project, 12/03/09, LOC: Bank of America, N.A. (b)	4,300	4,300,000	0.3%
Palm Beach County, 0.43%, Henry Morrison Flagler Project, Series 03, 12/03/09, LOC: Northern Trust Company (b)	5,875	5,875,000	0.4%
Palm Beach County, 0.44%, Norton Gallery Inc. Project, 12/02/09, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.2%
Palm Beach County, 0.44%, Norton Gallery Inc. Project, 12/02/09, LOC: Northern Trust Company (b)	3,385	3,385,000	0.3%
Palm Beach County, 0.24%, Raymond F. Kravis Center Project, 12/03/09, LOC: Northern Trust Company (b)	3,500	3,500,000	0.3%
Pinellas County Health Facility Authority, 0.26%, HRB, BayCare Health System Project, Series A-1, 12/01/09, LOC: U.S. Bank, N.A. (b)	5,500	5,500,000	0.4%
Sarasota County, 0.34%, EFRB, Sarasota Military Academy Project, Series 08, 12/03/09, LOC: Wachovia Bank, N.A. (b)	2,945	2,945,000	0.2%
Georgia - 1.6%
Coweta County Residential Care for the Elderly Authority, 0.25%, HRB, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 12/02/09, LOC: Branch Banking & Trust (b)	3,480	3,480,000	0.3%
Fulton County Residential Care for the Elderly Authority, 0.24%, HRB, First Mortgage Lenbrook Project, Series C, 12/02/09, LOC: Bank of Scotland (b)	9,895	9,895,000	0.7%
Georgia, GO, 6.75%, Series 94E, 12/01/09	5,000	5,000,000	0.4%
Richmond County Development Authority, 0.27%, HEB, MCG Health Inc. Project, Series 08A, 12/02/09, LOC: UBS AG (b)	3,000	3,000,000	0.2%
Idaho - 0.5%
Idaho Health Facilities Authority, 0.24%, HRB, St. Luke's Health System Project, Series 09A, 12/02/09, LOC: Wells Fargo Bank, N.A. (b)	2,000	2,000,000	0.1%
Idaho Housing & Finance Association, 0.26%, HEB, The College of Idaho Project, Series 08, 12/03/09, LOC: U.S. Bank, N.A. (b)	4,950	4,950,000	0.4%
Illinois - 9.3%
Chicago Board of Education, 0.23%, Series 09A-2, 12/03/09, LOC: Northern Trust Company (b)	3,235	3,235,000	0.2%
Chicago O'Hare International Airport, 0.22%, Subordinate Lien Revenue Bonds, Series B, 12/02/09, LOC: Societe Generale (b)	18,100	18,100,000	1.4%
Chicago Wastewater, 0.19%, Series C-3, 12/01/09, LOC: Northern Trust Company (b)	4,500	4,500,000	0.3%
Chicago Water Revenue, 0.27%, Series 04-3, 12/03/09, LOC: State Street Bank & Trust Co. (b)	3,200	3,200,000	0.2%
Hoffman Estates, 0.33%, Hoffman Estates Economic Development Project, Series 05, 12/03/09, LOC: Northern Trust Company (b)	6,800	6,800,000	0.5%
Illinois Educational Facilities Authority, 0.30%, HEB, Elmhurst College Project, Series 03, 12/02/09, LOC: Bank One, N.A. (b)	1,600	1,600,000	0.1%
Illinois Educational Facilities Authority, 0.30%, HEB, Saint Xavier University Project, Series A, 12/03/09, LOC: LaSalle Bank, N.A. (b)	4,950	4,950,000	0.4%
Illinois Finance Authority, 0.21%, Chicago Symphony Orchestra Project, Series 94, 12/02/09, LOC: Northern Trust Company (b)	18,700	18,700,000	1.4%
Illinois Finance Authority, 0.27%, EFRB, Francis W. Parker School Project, Series 99, 12/02/09, LOC: Harris Trust and Savings Bank and Northern Trust Company (b)	4,850	4,850,000	0.4%
Illinois Finance Authority, 0.33%, EFRB, Lake Forest Country Day School Project, Series 05, 12/02/09, LOC: Northern Trust Company (b)	3,000	3,000,000	0.2%
Illinois Finance Authority, 0.33%, EFRB, North Shore Country Day School Project, Series 03, 12/02/09, LOC: Northern Trust Company (b)	7,200	7,200,000	0.5%
Illinois Finance Authority, 0.24%, HEB, Bradley University Project, Series B, 12/03/09, LOC: Northern Trust Company (b)	4,200	4,200,000	0.3%
Illinois Finance Authority, 0.25%, HEB, Illinois Wesleyan University Project, 12/03/09, LOC: Northern Trust Company (b)	4,705	4,705,000	0.4%
Illinois Finance Authority, 0.20%, HRB, Carle Foundation Project, Series 09B, 12/03/09, LOC: Northern Trust Company (b)	1,875	1,875,000	0.1%
Illinois Finance Authority, 0.21%, HRB, Elmhurst Memorial Healthcare Project, Series 08D, 12/02/09, LOC: Northern Trust Company (b)	4,000	4,000,000	0.3%
Illinois Finance Authority, 0.25%, HRB, Northwest Community Hospital Project, Series C, 12/03/09, LOC: Wells Fargo Bank, N.A. (b)	5,695	5,695,000	0.4%
Illinois Finance Authority, 0.25%, HRB, Rush University Medical Center Project, Series A, 12/03/09, LOC: Northern Trust Company (b)	3,600	3,600,000	0.3%
Illinois Finance Authority, 0.27%, HRB, Southern Illinois Healthcare Project, 12/02/09, LOC: Bank of Nova Scotia (b)	4,580	4,580,000	0.3%
Illinois Finance Authority, 0.32%, IDRB, Window to the World Communications Inc. Project, Series 00, 12/02/09, LOC: Bank of America, N.A. (b)	1,000	1,000,000	0.1%
Illinois Finance Authority, 0.38%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 12/02/09, LOC: Bank of America, N.A. (b)	2,000	2,000,000	0.1%
Illinois Finance Authority, 0.30%, Uniform Law Foundation Project, Series 07, 12/03/09, LOC: LaSalle Bank, N.A. (b)	2,740	2,740,000	0.2%
Lisle, 0.30%, MFHRB, Four Lakes Phase V Project, Series 96, 12/02/09, LOC: LaSalle Bank, N.A. (b)	12,500	12,500,000	0.9%
University of Illinois, 0.30%, HEB, UIC South Campus Project, 12/02/09, LOC: J.P. Morgan Chase Bank (b)	4,245	4,245,000	0.3%
Indiana - 3.6%
Indiana Development Finance Authority, 0.30%, Eiteljorg Museum Project, Series 04, 12/02/09, LOC: Bank One, N.A. (b)	2,000	2,000,000	0.1%
Indiana Educational Facilities Authority, 0.25%, HEB, Earlham College Project, Series 04E, 12/03/09, LOC: U.S. Bank, N.A. (b)	4,200	4,200,000	0.3%
Indiana Educational Facilities Authority, 0.25%, HEB, Hanover College Project, Series B, 12/03/09, LOC: Bank One, N.A. (b)	2,900	2,900,000	0.2%
Indiana Finance Authority, 0.21%, HRB, Sisters of St. Francis Health Services, Inc. Project, Series I, 12/02/09, LOC: Wells Fargo Bank, N.A. (b)	3,585	3,585,000	0.3%
Indiana Finance Authority, 0.26%, HRB, Sisters of St. Francis Health Services, Inc. Project, Series J, 12/03/09, LOC: Wells Fargo Bank, N.A. (b)	3,500	3,500,000	0.3%
Indiana Health & Educational Facilities Financing Authority, 0.26%, HRB, Clarian Health Partners Project, Series C, 12/02/09, LOC: Branch Banking & Trust (b)	6,275	6,275,000	0.5%
Indiana Health Facility Financing Authority, 0.30%, HRB, Community Hospitals Project, Series B, 12/03/09, LOC: Bank of America, N.A. (b)	10,410	10,410,000	0.8%
Marion, 0.30%, HEB, Wesleyan University Project, Series 06, 12/03/09, LOC: Bank of America, N.A. (b)	14,000	14,000,000	1.1%
Kansas - 0.4%
Olathe, 0.30%, HRB, Cedar Lake Village Inc. Project, Series 04, 12/03/09, LOC: Bank of America, N.A. (b)	4,840	4,840,000	0.4%
Kentucky - 0.7%
Middletown, 0.30%, EFRB, Christian Academy of Louisville Project, Series 04, 12/03/09, LOC: J.P. Morgan Chase Bank (b)	9,290	9,290,000	0.7%
Trimble County Association of Counties Leasing Trust, 0.19%, Series A, 12/01/09, LOC: U.S. Bank, N.A. (b)	385	385,000	0.0%
Louisiana - 4.4%
Louisiana, GO, 0.22%, Series 08A, 12/02/09, LOC: BNP Paribas (b)	11,570	11,570,000	0.9%
Louisiana Offshore Terminal Authority, 0.30%, Transportation Revenue Bond, Deep Water Port Refunding Loop LLC Project, Series 03B, 12/02/09, LOC: Bank One, N.A. (b)	20,600	20,600,000	1.6%
South Louisiana Port Commission, 0.35%, IDRB, Occidental Petroleum Corporation Project, Series 91, 12/02/09, LOC: Bayerische Landesbank (b)	25,000	25,000,000	1.9%
Maine - 0.4%
Maine Finance Authority, 0.31%, Jackson Laboratory Project, Series 02, 12/03/09, LOC: Bank of America, N.A. (b)	5,070	5,070,000	0.4%
Maryland - 3.6%
Maryland Health & Higher Educational Facilities Authority, 0.29%, HEB, Johns Hopkins University Project, Series 08B, 12/02/09 (b)	7,480	7,480,000	0.6%
Maryland Health & Higher Educational Facilities Authority, 0.20%, HRB, University of Maryland Medical System Project, Series A, 12/03/09, LOC: Wachovia Bank, N.A. (b)	25,805	25,805,000	2.0%
Montgomery County, 0.30%, EFRB, Georgetown Preparatory School Project, Series 05, 12/03/09, LOC: Bank of America, N.A. (b)	9,210	9,210,000	0.7%
Montgomery County, 0.30%, HRB, Institute for Genomic Research Project, 12/03/09, LOC: Bank of America, N.A. (b)	4,335	4,335,000	0.3%
Massachusetts - 3.1%
Massachusetts, GO, 0.25%, Central Artery Project, Series 00A, 12/01/09, BPA: Landesbank Baden Wurttenburg (b)	13,895	13,895,000	1.1%
Massachusetts, GO, 0.21%, Central Artery Project, Series 00B, 12/01/09, BPA: State Street Bank & Trust Co. (b)	1,790	1,790,000	0.1%
Massachusetts Health & Educational Facilities Authority, 0.22%, HEB, Harvard University Project, Series 00Y, 12/03/09 (b)	25,000	25,000,000	1.9%
Michigan - 1.4%
Kent Hospital Finance Authority, 0.25%, HRB, Spectrum Health System Project, Series C, 12/02/09, LOC: Bank of New York (b)	7,200	7,200,000	0.5%
Michigan Higher Education Facilities Authority, 0.24%, HEB, Albion College Project, Series 06, 12/03/09, LOC: J.P. Morgan Chase Bank (b)	10,200	10,200,000	0.8%
Michigan Hospital Finance Authority, 0.22%, HRB, Henry Ford Health System Project, Series 07, 12/02/09, LOC: J.P. Morgan Chase Bank (b)	1,470	1,470,000	0.1%
Minnesota - 0.2%
Minneapolis, 0.20%, HRB, Fairview Health Services Project, Series D, 12/02/09, LOC: Wells Fargo Bank, N.A. (b)	2,300	2,300,000	0.2%
Mississippi - 2.0%
Jackson County, 0.18%, IDRB, Chevron USA Inc. Project, Series 93, 12/01/09 (b)	20,580	20,580,000	1.6%
Mississippi Business Finance Corporation, 0.24%, IDRB, D'Iberville Promenade Shopping Center Project, 12/03/09, LOC: Wachovia Bank, N.A. (b)	5,000	5,000,000	0.4%
Missouri - 1.7%
Independence Industrial Development Authority, 0.30%, HRB, Groves and Graceland Project, Series 97A, 12/03/09, LOC: Bank of America, N.A. (b)	1,015	1,015,000	0.1%
Missouri Health & Educational Facilities Authority, 0.26%, HRB, Deaconess Long Term Care Project, Series A, 12/03/09, LOC: Bank One, N.A. (b)	5,400	5,400,000	0.4%
Missouri Health & Educational Facilities Authority, 0.26%, HRB, Lutheran Senior Services Project, Series 00, 12/02/09, LOC: U.S. Bank, N.A. (b)	5,625	5,625,000	0.4%
Missouri Highways & Transit Commission, 0.25%, Transportation Revenue Bond, Series 05B-1, 12/02/09, LOC: State Street Bank & Trust Co. (b)	3,775	3,775,000	0.3%
St. Joseph Industrial Development Authority, 0.21%, HRB, Heartland Regional Medical Center Project, Series A, 12/02/09, LOC: U.S. Bank, N.A. (b)	6,000	6,000,000	0.5%
Nevada - 1.9%
Las Vegas, GO, 0.22%, Series 06C, 12/01/09, LOC: Lloyds TSB Bank (b)	24,850	24,850,000	1.9%
New Jersey - 1.7%
New Jersey Economic Development Authority, 0.19%, HRB, Cooper Health System Project, Series A, 12/03/09, LOC: TD Bank, N.A. (b)	6,400	6,400,000	0.5%
New Jersey Health Care Facilities Financing Authority, 0.19%, HRB, Virtua Health Inc. Project, Series D, 12/03/09, LOC: TD Bank, N.A. (b)	6,600	6,600,000	0.5%
New Jersey Turnpike Authority, 0.20%, Transportation Revenue Bond, Series 09D, 12/03/09, LOC: Scotia Bank (b)	9,500	9,500,000	0.7%
New Mexico - 1.9%
Farmington, 0.25%, HRB, San Juan Regional Medical Center Project, Series 04B, 12/03/09, LOC: Bank of Nova Scotia (b)	9,500	9,500,000	0.7%
New Mexico Finance Authority, 0.25%, Subordinate Lien Revenue Bonds, Series B-1, 12/03/09, LOC: State Street Bank & Trust Co. (b)	16,435	16,435,000	1.2%
New York - 12.4%
Nassau Health Care Corporation, 0.21%, HRB, Series B-2, 12/03/09, LOC: TD Bank, N.A. (b)	5,720	5,720,000	0.4%
New York City Health & Hospital Corporation, 0.22%, HRB, HHC Capital Corporation Project, Series D, 12/02/09, LOC: J.P. Morgan Chase Bank (b)	5,000	5,000,000	0.4%
New York City Housing Development Corporation, 0.22%, MFHRB, Queens College Project, Series A, 12/03/09, LOC: FHLB (b)	13,000	13,000,000	1.0%
New York City Industrial Development Agency, 0.25%, IDRB, FC Hanson Office Associates Project, 12/03/09, LOC: ING Bank NV (b)	7,800	7,800,000	0.6%
New York City Transitional Finance Authority, 0.21%, Recovery Bonds, Series 03 1-D, 12/01/09, BPA: Landesbank Hessen-Thueringen (b)	4,800	4,800,000	0.4%
New York City Transitional Finance Authority, 0.22%, Series C, 12/01/09, BPA: Bayerische Landesbank (b)	29,700	29,700,000	2.3%
New York City Transitional Finance Authority, 0.21%, Series C-2, 12/01/09, BPA: Landesbank Hessen-Thueringen (b)	5,700	5,700,000	0.4%
New York City Trust for Cultural Resources, 0.22%, Lincoln Center for the Performing Arts, Inc. Project, Series 08B-1, 12/02/09, LOC: U.S. Bank, N.A. (b)	3,750	3,750,000	0.3%
New York Dormitory Authority, 0.18%, HEB, City University of New York Project, Series D, 12/03/09, LOC: TD Bank, N.A. (b)	6,500	6,500,000	0.5%
New York Dormitory Authority, 0.27%, HEB, Court Facilities Lease Project, Series B, 12/02/09, LOC: Bayerische Landesbank (b)	3,700	3,700,000	0.3%
New York Dormitory Authority, 0.22%, HEB, New York Public Library Project, Series A, 12/02/09, LOC: TD Bank, N.A. (b)	7,305	7,305,000	0.6%
New York Dormitory Authority, 0.20%, HRB, North Shore-Long Island Jewish Health System Project, Series B, 12/02/09, LOC: TD Bank, N.A. (b)	3,500	3,500,000	0.3%
New York Housing Development Corporation, 0.28%, MFHRB, The Crest Project, Series A, 12/02/09, LOC: Landesbank Hessen-Thueringen (b)	1,200	1,200,000	0.1%
New York Housing Finance Agency, 0.24%, MFHRB, Series A, 12/02/09, LOC: Bank of New York (b)	18,100	18,100,000	1.4%
New York Local Government Services Corporation, 5.00%, Series A, 04/01/10	8,000	8,125,165	0.6%
New York Metropolitan Transportation Authority, 0.23%, Transportation Revenue Bond, Series B-1, 12/03/09, LOC: Scotia Bank (b)	10,045	10,045,000	0.8%
New York Metropolitan Transportation Authority, 0.24%, Transportation Revenue Bond, Series G-2, 12/01/09, LOC: BNP Paribas (b)	1,200	1,200,000	0.1%
Triborough Bridge & Tunnel Authority, 0.21%, Transportation Revenue Bond, Series B, 12/02/09, LOC: State Street Bank & Trust Co. (b)	12,960	12,960,000	1.0%
Triborough Bridge & Tunnel Authority, 0.22%, Transportation Revenue Bond, Series 05B-4, 12/03/09, BPA: Landesbank Baden Wurttenburg (b)	11,455	11,455,000	0.9%
North Carolina - 3.6%
North Carolina, GO, 0.20%, Public Improvement Project, Series 02E, 12/02/09, BPA: Landesbank Hessen-Thueringen (b)	7,305	7,305,000	0.6%
North Carolina Capital Facilities Finance Agency, 0.30%, HEB, Elon University Project, Series 01C, 12/02/09, LOC: Bank of America, N.A. (b)	4,500	4,500,000	0.3%
North Carolina Capital Facilities Finance Agency, 0.30%, HEB, Pfeiffer University Project, Series 06, 12/03/09, LOC: Bank of America, N.A. (b)	1,735	1,735,000	0.1%
North Carolina Educational Facilities Finance Agency, 0.24%, EFRB, Ravenscroft School Inc. Project, Series 00, 12/03/09, LOC: Wachovia Bank, N.A. (b)	5,900	5,900,000	0.4%
North Carolina Medical Care Commission, 0.23%, HEB, Wake Forest University Project, Series B, 12/03/09, LOC: Branch Banking & Trust (b)	15,830	15,830,000	1.2%
North Carolina Medical Care Commission, 0.21%, HRB, University Health Systems of Eastern Carolina Project, Series B-1, 12/02/09, LOC: Branch Banking & Trust (b)	2,800	2,800,000	0.2%
North Carolina Medical Care Commission, 0.26%, HRB, University Health Systems of Eastern Carolina Project, Series B-2, 12/02/09, LOC: Branch Banking & Trust (b)	5,200	5,200,000	0.4%
North Carolina Ports Authority, 0.28%, Transportation Revenue Bond, Series 08, 12/03/09, LOC: Branch Banking & Trust (b)	5,000	5,000,000	0.4%
Ohio - 1.4%
Cleveland, 0.25%, Airport Facilities Revenue Bond, Series 08D, 12/03/09, LOC: U.S. Bank, N.A. (b)	3,850	3,850,000	0.3%
Cleveland, 0.21%, Series 09R, 12/03/09, LOC: BNP Paribas (b)	3,000	3,000,000	0.2%
Columbus, 0.20%, Series 08B, 12/03/09 (b)	6,530	6,530,000	0.5%
Franklin County, 0.21%, HRB, Grant Medical Center Project, Series 96A, 12/03/09, LOC: U.S. Bank, N.A. (b)	2,145	2,145,000	0.2%
Salem, 0.25%, HRB, Salem Community Hospital Project, Series 05, 12/03/09, LOC: J.P. Morgan Chase Bank (b)	2,270	2,270,000	0.2%
Oklahoma - 0.4%
University Hospitals Trust, 0.30%, HRB, Series A, 12/02/09, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.4%
Oregon - 1.6%
Clackamas County Hospital Facility Authority, 0.21%, HRB, Legacy Health System Project, Series C, 12/02/09, LOC: U.S. Bank, N.A. (b)	4,700	4,700,000	0.4%
Oregon Facilities Authority, 0.23%, HRB, PeaceHealth Project, Series 08B, 12/03/09, LOC: U.S. Bank, N.A. (b)	2,800	2,800,000	0.2%
Oregon Facilities Authority, 0.18%, HRB, PeaceHealth Project, Series 08C, 12/03/09, LOC: Wells Fargo Bank, N.A. (b)	5,000	5,000,000	0.4%
Oregon Facilities Authority, 0.23%, HRB, PeaceHealth Project, Series 08D, 12/03/09, LOC: Wells Fargo Bank, N.A. (b)	4,400	4,400,000	0.3%
Oregon Health Housing Educational & Cultural Facilities Authority, 0.21%, HRB, Sacred Heart Medical Center Project, Series 98A, 12/03/09, LOC: U.S. Bank, N.A. (b)	3,880	3,880,000	0.3%
Pennsylvania - 5.7%
Delaware County Industrial Development Authority, 0.20%, IDRB, United Parcel Services Inc. Project, 12/01/09 (b)	8,400	8,400,000	0.6%
Lower Merion School District, 0.23%, Series 09B, 12/03/09, LOC: U.S. Bank, N.A. (b)	2,600	2,600,000	0.2%
Moon Industrial Development Authority, 0.28%, Providence Point Project, Series 07, 12/03/09, LOC: Bank of Scotland (b)	41,780	41,780,000	3.2%
Philadelphia Authority for Industrial Development, 0.22%, IDRB, Girard Estate Project, Series 02, 12/03/09, LOC: J.P. Morgan Chase Bank (b)	11,200	11,200,000	0.8%
Philadelphia Authority for Industrial Development, 0.24%, Pennsylvania Academy of the Fine Arts Project, 12/03/09, LOC: Wachovia Bank, N.A. (b)	7,800	7,800,000	0.6%
Philadelphia School District, 0.19%, Series 09C, 12/03/09, LOC: TD Bank, N.A. (b)	3,000	3,000,000	0.2%
Ridley School District, 0.25%, Series 09, 12/03/09, LOC: TD Bank, N.A. (b)	1,945	1,945,000	0.1%
Rhode Island - 1.0%
Rhode Island Health & Educational Building Corporation, 0.23%, HEB, Bryant University Project, 12/02/09, LOC: TD Bank, N.A. (b)	9,900	9,900,000	0.8%
Rhode Island Health & Educational Building Corporation, 0.30%, HRB, Thundermist Health Center Project, Series 04, 12/02/09, LOC: Bank of America, N.A. (b)	3,155	3,155,000	0.2%
South Carolina - 0.8%
South Carolina Educational Facilities Authority, 0.34%, HEB, Coker College Project, 12/03/09, LOC: Wachovia Bank, N.A. (b)	7,040	7,040,000	0.5%
South Carolina Jobs, Economic Development Authority, 0.30%, Community YMCA Rock Hill Project, Series 04, 12/03/09, LOC: Bank of America, N.A. (b)	1,345	1,345,000	0.1%
South Carolina Jobs, Economic Development Authority, 0.21%, HRB, AnMed Health Project, Series A, 12/02/09, LOC: Branch Banking & Trust (b)	3,000	3,000,000	0.2%
Tennessee - 2.9%
Blount County Public Building Authority, 0.28%, Public Improvement Project, Series E5-B, 12/02/09, LOC: Branch Banking & Trust (b)	31,210	31,210,000	2.4%
Blount County Public Building Authority, 0.28%, Public Improvement Project, Series E8-A, 12/02/09, LOC: Branch Banking & Trust (b)	4,925	4,925,000	0.4%
Chattanooga Health Educational & Housing Facility Board, 0.30%, HEB, Southern Adventist University Project, Series 03, 12/03/09, LOC: Bank of America, N.A. (b)	1,115	1,115,000	0.1%
Texas - 4.4%
Houston Higher Education Finance Corporation, 0.19%, HEB, Rice University Project, Series B, 12/01/09 (b)	1,900	1,900,000	0.1%
Univeristy of Texas, 0.19%, HEB, Series 08A, 12/03/09 (b)	6,000	6,000,000	0.5%
University of Texas, 0.20%, HEB, Series A, 12/03/09 (b)	18,500	18,500,000	1.4%
University of Texas, 0.20%, HEB, Series B, 12/03/09 (b)	32,165	32,165,000	2.4%
Vermont - 0.7%
Vermont Educational & Health Buildings Financing Agency, 0.20%, HRB, Brattleboro Memorial Hospital Project, Series A, 12/01/09, LOC: TD Bank, N.A. (b)	435	435,000	0.0%
Vermont Educational & Health Buildings Financing Agency, 0.21%, HRB, Fletcher Allen Health Care Project, Series A, 12/02/09, LOC: TD Bank, N.A. (b)	9,115	9,115,000	0.7%
Virginia - 2.3%
Albermarle County Economic Development Authority, 0.26%, HRB, Martha Jefferson Hospital Project, Series B, 12/03/09, LOC: Branch Banking & Trust (b)	6,000	6,000,000	0.5%
Alexandria Industrial Development Authority, 0.30%, National Society of Black Engineers Project, Series 05, 12/03/09, LOC: Bank of America, N.A. (b)	2,725	2,725,000	0.2%
Henrico County Economic Development Authority, 0.28%, HRB, Westminster Canterbury Project, Series B, 12/03/09, LOC: Branch Banking & Trust (b)	2,660	2,660,000	0.2%
James City County Economic Development Authority, 0.30%, HRB, United Methodist Homes, Series 07C, 12/03/09, LOC: LaSalle Bank, N.A. (b)	4,800	4,800,000	0.4%
Newport News Industrial Development Authority, 0.24%, HEB, Christopher Newport University Project, 12/03/09, LOC: Wachovia Bank, N.A. (b)	3,910	3,910,000	0.3%
Norfolk Redevelopment & Housing Authority, 0.30%, HEB, E2F Student Housing I, LLC Project, 12/03/09, LOC: Bank of America, N.A. (b)	2,485	2,485,000	0.2%
Prince William County, 0.21%, Series B, 12/02/09, LOC: Wachovia Bank, N.A. (b)	3,575	3,575,000	0.3%
Virginia College Building Authority, 0.80%, HEB, University of Richmond Project, Series A, 03/01/10 (b)	3,085	3,085,000	0.2%
Washington - 2.4%
King County, 0.29%, Series 01A, 12/02/09, LOC: Landesbank Hessen-Thueringen (b)	2,100	2,100,000	0.2%
Washington Economic Development Finance Authority, 0.23%, IDRB, Seadrunar Recycling Project, Series 00E, 12/03/09, LOC: U.S. Bank, N.A. (b)	1,895	1,895,000	0.1%
Washington Health Care Facilities Authority, 0.21%, HRB, Swedish Health Services Project, Series B, 12/02/09, LOC: U.S. Bank, N.A. (b)	4,000	4,000,000	0.3%
Washington Higher Education Facilities Authority, 0.25%, HEB, Bastyr University Project, Series 05, 12/03/09, LOC: U.S. Bank, N.A. (b)	11,440	11,440,000	0.9%
Washington Housing Finance Commission, 0.23%, EFRB, Villa Academy Project, Series 07, 12/03/09, LOC: U.S. Bank, N.A. (b)	7,070	7,070,000	0.5%
Washington Housing Finance Commission, 0.30%, Hearthstone Project, 12/03/09, LOC: Bank of America, N.A. (b)	3,080	3,080,000	0.2%
Washington Housing Finance Commission, 0.26%, YMCA of Greater Seattle Project, Series 07, 12/03/09, LOC: Bank of America, N.A. (b)	3,000	3,000,000	0.2%
West Virginia - 1.3%
West Virginia Hospital Finance Authority, 0.25%, HRB, Cabell Huntington Hospital Project, Series B, 12/03/09, LOC: Branch Banking & Trust (b)	8,475	8,475,000	0.6%
West Virginia Hospital Finance Authority, 0.26%, HRB, Charleston Area Medical Center Project, Series 08A, 12/02/09, LOC: Branch Banking & Trust (b)	8,500	8,500,000	0.7%
Wisconsin - 2.2%
University Hospitals & Clinics Authority, 0.20%, HRB, Series 09A, 12/03/09, LOC: U.S. Bank, N.A. (b)	4,870	4,870,000	0.4%
University Hospitals & Clinics Authority, 0.20%, HRB, Series B, 12/03/09, LOC: U.S. Bank, N.A. (b)	2,450	2,450,000	0.2%
Wisconsin Center District, 0.30%, Series 01A, 12/02/09, LOC: U.S. Bank, N.A. (b)	10,100	10,100,000	0.8%
Wisconsin Health & Educational Facilities Authority, 0.24%, HRB, Wheaton Franciscan Healthcare Project, 12/02/09, LOC: J.P. Morgan Chase Bank (b)	10,800	10,800,000	0.8%
Total notes, bonds & variable rate demand notes (cost $1,290,319,339)		1,290,319,339	98.1%
Commercial paper - 3.3%
Michigan - 1.7%
Michigan Building Authority, 0.25%, 12/10/09, LOC: Bank of New York and State Street Bank & Trust Co.	14,600	14,600,000	1.1%
Michigan Building Authority, 0.30%, 01/07/10, LOC: Bank of New York and State Street Bank & Trust Co.	8,500	8,500,000	0.6%
Texas - 1.6%
Texas Public Finance Authority, 0.32%, Revenue Notes, 02/11/10	11,000	11,000,000	0.8%
University of Texas Board of Regents, 0.20%, 12/04/09	10,000	10,000,000	0.8%
Total commercial paper (cost $44,100,000)		44,100,000	3.3%
Total investment portfolio (cost $1,334,419,339) (c)		1,334,419,339	101.4%
Other assets and liabilities, net		(18,846,992)	-1.4%
Net assets		$ 1,315,572,347	100.0%

(a) Earlier of the maturity date or the put date. (b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (c) The aggregate identified cost for federal income tax is the same.

BPA - Bond Purchase Agreement
EFRB - Educational Facilities Revenue Bond
FHLB - Federal Home Loan Bank
GO - General Obligation
HEB - Higher Education Bond
HRB - Hospital Revenue Bond
IDRB - Industrial Development Revenue Bond
LOC - Credit enhancement provided by letter of credit issued by noted institution.
MFHRB - Multi-Family Housing Revenue Bond

NOTE 1 | Organization and Investment Objective Eagle Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund.

•	The Money Market Fund seeks to achieve maximum current income consistent with stability of principal.
•	The Municipal Money Market Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

Class offerings The Trust offers Class A shares to the public. In addition, the Money Market Fund offers Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge if they were acquired through an exchange within the Eagle Family of Funds.

The Eagle Family of Funds consists of the Trust in addition to other investment companies advised by the Eagle Asset Management, Inc. (the “Manager”): Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and Eagle Series Trust. Members of the Boards of Trustees (the “Board”) for the Trust may serve as Trustees for one or more of the funds in the Eagle Family of Funds.

NOTE 2 | Significant Accounting Policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Trust uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

For disclosure purposes, the Trust utilizes a three level hierarchy of inputs to establish a classification of fair value measurements.  The three levels are defined below:

Level 1 –	Valuations based on quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement.

At November 30, 2009, all of the Trust’s investments were classified as Level 2.

Repurchase agreements (applies to the Money Market Fund only) The Money Market Fund enters into repurchase agreements whereby the fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis.

Expenses The Trust is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. In the Money Market Fund, expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Money Market Fund are allocated to each class of shares based upon their relative percentage of net assets.

Class allocations (applies to the Money Market Fund only) Each class of shares has equal rights to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and/or unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Trust uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 2 | Subsequent events The Manager has evaluated subsequent events through November 30, 2009, and determined that no material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 of Eagle Cash Trust that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: January 26, 2010	EAGLE CASH TRUST /s/ Stephen G. Hill Stephen G. Hill Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 26, 2010	EAGLE CASH TRUST /s/ Stephen G. Hill Stephen G. Hill Principal Executive Officer

Date: January 26, 2010	/s/ Andrea N. Mullins Andrea N. Mullins Principal Financial Officer